Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have structured and implemented a set of security policies and procedures to reduce the vulnerability of our systems and protect the confidentiality and availability of our critical systems.

Murano’s IT manager is charged with overseeing our IT infrastructure and information systems, which includes identifying cybersecurity threats to which we are exposed, assessing the level of vulnerability and adopting IT solutions and security protocols to reduce those risks to an acceptable level. The IT manager reports periodically to our CEO and COO on cybersecurity maters. We believe that our IT manager has the appropriate academic background and the experience (eight years in its current role) to effectively perform their tasks.

We also engage a managed IT service provider to assist us with managing cybersecurity risks. Our managed IT service provider supplies monitoring and management services that enable us to assess, identify, and remediate material risks from cybersecurity threats to our information systems. Our IT manager receives a monthly report from the managed IT service provider with a summary of cybersecurity matters. In the event of a potential cybersecurity incident or a series of related cybersecurity incidents, we will receive assistance from our IT service provider, which will coordinate with the IT manager. We maintain backups and disaster recovery plans to restore our information in the event of an incident.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	There can be no assurance that our cybersecurity risk management program and processes, including our policies, controls or procedures, will be fully enforced, complied with or effective in protecting our systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect our operations, business strategy, results of operations, or financial condition. For an additional description of our cybersecurity risks and potential related impacts on us, see the section entitled “Item 3. Key Information—D. Risk Factors—Risks Related to Murano’s Business and Operating in the Hotel Industry—Cyber threats and the risk of data breaches or disruptions of our hotel managers’ or our own information technology systems could materially adversely affect our business” in this Report.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Murano’s board of directors has oversight responsibility for Murano’s overall risk management, including cybersecurity risk. Our COO is responsible for reporting on a quarterly basis to the Compensation & Governance Committee which is responsible for overseeing Murano Group’s risks including those from cybersecurity threats, and reporting to the Murano Board in that regard. Both the Compensation & Governance Committee and Board have members with substantial expertise and experience in the management and oversight of risks, including IT and cyber-related.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Murano’s board of directors has oversight responsibility for Murano’s overall risk management, including cybersecurity risk. Our COO is responsible for reporting on a quarterly basis to the Compensation & Governance Committee which is responsible for overseeing Murano Group’s risks including those from cybersecurity threats, and reporting to the Murano Board in that regard. Both the Compensation & Governance Committee and Board have members with substantial expertise and experience in the management and oversight of risks, including IT and cyber-related. The Compensation & Governance Committee is immediately informed of any IT or cyber threat and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Both the Compensation & Governance Committee and Board have members with substantial expertise and experience in the management and oversight of risks, including IT and cyber-related.The Compensation & Governance Committee is immediately informed of any IT or cyber threat and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]
Murano’s board of directors has oversight responsibility for Murano’s overall risk management, including cybersecurity risk. Our COO is responsible for reporting on a quarterly basis to the Compensation & Governance Committee which is responsible for overseeing Murano Group’s risks including those from cybersecurity threats, and reporting to the Murano Board in that regard. Both the Compensation & Governance Committee and Board have members with substantial expertise and experience in the management and oversight of risks, including IT and cyber-related. The Compensation & Governance Committee is immediately informed of any IT or cyber threat and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Murano’s IT manager is charged with overseeing our IT infrastructure and information systems, which includes identifying cybersecurity threats to which we are exposed, assessing the level of vulnerability and adopting IT solutions and security protocols to reduce those risks to an acceptable level.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	We believe that our IT manager has the appropriate academic background and the experience (eight years in its current role) to effectively perform their tasks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
We also engage a managed IT service provider to assist us with managing cybersecurity risks. Our managed IT service provider supplies monitoring and management services that enable us to assess, identify, and remediate material risks from cybersecurity threats to our information systems. Our IT manager receives a monthly report from the managed IT service provider with a summary of cybersecurity matters. In the event of a potential cybersecurity incident or a series of related cybersecurity incidents, we will receive assistance from our IT service provider, which will coordinate with the IT manager. We maintain backups and disaster recovery plans to restore our information in the event of an incident.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true